OTHER FINANCIAL ITEMS (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Asset Impairment Charges	$ 0	$ (8,225,000)
Gain (loss) from foreign currency translation	900,000	100,000
Property, Plant and Equipment [Line Items]
Accumulated deficit	(107,794,000)		$ 0
Other Asset Impairment Charges	0	(8,225,000)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		0.0
Accumulated deficit	(107,794,000)		$ 0
Settlement of interest rate swaps	$ 4,500,000
Sea Bear [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Asset Impairment Charges		(8,200,000)
Property, Plant and Equipment [Line Items]
Other Asset Impairment Charges		$ (8,200,000)
Accounting Standards Update 2017-12 [Member]
Property, Plant and Equipment [Line Items]
Accumulated deficit				$ 32,000
Accumulated deficit				$ 32,000